DERIVATIVE INSTRUMENTS (Schedule of Net Income (Loss) Related to Effective Portion of Hedging Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	$ (393)	$ (813)	$ (887)
Financial income (expense) related to derivative instruments	(670)	2,116	1,949
Cost of revenues of products [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	(53)	(100)	(107)
Cost of revenues of services [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	(24)	(55)	(76)
Research and development, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	(154)	(291)	(337)
Selling and marketing [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	(72)	(180)	(166)
General and administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	$ (90)	$ (187)	$ (201)